NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTE PAYABLE

10. NOTE PAYABLE

Note payable consists of the following:

	March 31, 2025	December 31, 2024
Vehicle note payable for $40,248 with monthly installment payments of $799, including interest at 6.99% per annum. The loan is collateralized by the respective vehicle and is due in February 2027.	$17,007	$19,082

Less current portion	(8,674)	(8,524)

LONG-TERM PORTION	$8,333	$10,558

The balance of the above debt matures as follows:

Twelve Months Ending March 31,	Amount
2026	$8,674
2027	8,333

TOTAL	$17,007

Interest expense related to this note payable for the three months ended March 31, 2025 and 2024, was $321 and $461, respectively.

9. NOTE PAYABLE

Note payable consists of the following:

	2024	2023
Vehicle note payable entered into during 2022 for $40,248 with monthly installment payments of $799, including interest at 6.99% per annum. The loan is collateralized by the respective vehicle and is due in February 2027.	$19,082	$27,036

Total long-term debt	19,082	27,036

Less current portion	(8,524)	(7,950)

LONG-TERM PORTION	$10,558	$19,086

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

9.	NOTE PAYABLE (Continued)

The balance of the above debt matures as follows:

Year Ended December 31,	Amount
2025	$8,524
2026	9,140
2027	1,418

TOTAL LONG-TERM DEBT	$19,082

Interest expense related to this note payable for the years ended December 31, 2024 and 2023, was $1,635 and $2,937, respectively.